Financial Instruments, Financial Risks and Capital Risks Management (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in significant currency other than the Company’s functional currency is as follows:

	Assets		Liabilities
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
	US$	US$	US$	US$

Singapore Dollar	8,052	90,615	-	-
Malaysia ringgit	23,169,628	24,079,176	2,217,552	4,501,621
	June 30, 2026	December 31, 2025
	US$	US$

Singapore Dollar	403	4,531
Malaysia ringgit	1,047,604	978,878

Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off